Asset Retirement Obligations - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Liabilities incurred or acquired	$ 1,815	$ 8,118	$ 1,054
Linn Acquisition
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Liabilities incurred or acquired		$ 7,500